Deferred Government Grants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Government Grants [Abstract]
Balance at beginning of the period	$ 1,957	$ 2,108	$ 2,108	$ 4,014	$ 7,316
Recognized as other operating income		(266)	(281)	(1,650)	(2,880)
Foreign currency translation difference	77	12	130	(256)	(422)
Balance at ending of the period	$ 2,034	$ 1,854	$ 1,957	$ 2,108	$ 4,014